Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 119	¥ 77
Unfunded commitments	[1]	13	17
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		33	11
Unfunded commitments	[1]	¥ 2	¥ 4
Redemption frequency (if currently eligible)	[2]	Daily-Monthly	Daily-Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	30 days	30 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 20	¥ 19
Unfunded commitments	[1]	¥ 3	¥ 3
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Private equity funds and private credit funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 63	¥ 43
Unfunded commitments	[1]	¥ 8	¥ 10
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 3	¥ 4
Unfunded commitments	[1]	¥ 0	¥ 0
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The frequency with which Nomura is permitted to redeem investments.
[3]	The range in prior notice period for redemption.